UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02365

PROSPECT STREET® INCOME SHARES INC.

(Exact name of registrant as specified in charter)

c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 532-2834

Date of fiscal year end: 12/31/2004

Date of reporting period: July 1, 2003-June 30, 2004

Item 1. Proxy Voting Record

HYBRIDON, INC.

Ticker: HYBN
CUSIP: 44860M801
Meeting Date: 12/04/2003

#	Proposal	Sponsor	Whether Registrant Voted	How Registrant Voted	Whether Registrant voted "For" or "Against" Management

1	Amendment to the Company's restated Certificate of Incorporation	Issuer	Yes	For Proposal	For Management

HOSPITALITY PROPERTIES TRUST

Ticker: HPT
CUSIP: 44106M102
Meeting Date: 5/11/2004

#	Proposal	Sponsor	Whether Registrant Voted	How Registrant Voted	Whether Registrant voted "For" or "Against" Management

1	Election of Directors	Issuer	Yes	For Proposal	For Management

HYBRIDON, INC.

Ticker: HYBN
CUSIP: 44860M801
Meeting Date: 6/24/2004

#	Proposal	Sponsor	Whether Registrant Voted	How Registrant Voted	Whether Registrant voted "For" or "Against" Management

1 2	Election of Directors Amendment of Certificate of Incorporation	Issuer Issuer	Yes Yes	For Proposal For Proposal	For Management For Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

           PROSPECT STREET INCOME SHARES INC.

By:      /s/ James D. Dondero
            James D. Dondero
            Chief Executive Officer

Date:   August 31, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this Report has been signed below by the principal executive officer on behalf of the Registrant on the date indicated.

By:      /s/ James D. Dondero
            James D. Dondero
            Chief Executive Officer

Date:   August 31, 2004